Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income: Before Tax Amount	$ 4,626	$ 6,222	$ 6,545
Net Income: Tax Expense	978	1,542	1,630
Net income: Net-of-Tax Amount	3,648	4,680	4,915
Other comprehensive income:
Unrealized gains arising during the period: Before Tax Amount	33	630	(584)
Unrealized gains arising during the period: Tax Expense	11	(214)
Unrealized gains arising during the period: Net-of-Tax Amount	(22)	416	(385)
Unrealized gains (losses) from unconsolidated subsidiary: Before Tax Amount		(12)	(2)
Unrealized gains (losses) from unconsolidated subsidiary: Tax Expense			199
Unrealized gains (losses) from unconsolidated subsidiary: Net-of-Tax Amount		(12)	(2)
Less reclassification adjustment for: gains included in net income: Before Tax Amount	(2)	(6)	(31)
Less reclassification adjustment for: gains included in net income: Tax Expense or Benefit	(1)	(2)	(11)
Less reclassification adjustment for: gains included in net income: Net-of-Tax Amount	(1)	(4)	(20)
Less reclassification adjustment for: securities impairment charge: Before Tax Amount			40
Less reclassification adjustment for: securities impairment charge: Tax Expense			14
Less reclassification adjustment for: securities impairment charge: Net-of-Tax Amount			26
Unrecognized pension net gain (loss): Before Tax Amount	1,633	(743)	72
Unrecognized pension net gain (loss): Tax Expense or Benefit	555	(252)	24
Unrecognized pension net gain (loss): Net-of-Tax Amount	1,078	(491)	48
Unrecognized pension cost due to change in assumptions: Before Tax Amount	(681)	(1,247)	(626)
Unrecognized pension cost due to change in assumptions: Tax Expense	(232)	(424)	(212)
Unrecognized pension cost due to change in assumptions: Net-of-Tax Amount	(449)	(823)	(414)
Amortization of pension prior service cost: Before Tax Amount	56	(2)	(2)
Amortization of pension prior service cost: Tax Expense or Benefit	19	(1)	(1)
Amortization of pension prior service cost: Tax Expense or Benefit	(19)	1	1
Amortization of pension prior service cost: Net-of-Tax Amount	37	(1)	(1)
Amortization of pension net actuarial loss: Before Tax Amount	296	152	127
Amortization of net pension actuarial loss: Tax Expense	102	52	43
Amortization of net pension actuarial loss: Net-of-Tax Amount	194	100	84
Other comprehensive income: Before Tax Amount	1,269	(1,204)	(1,002)
Other comprehensive income: Tax Expense	432	(413)	(342)
Other comprehensive income: Net-of-Tax Amount	837	(791)	(660)
Total comprehensive income: Before Tax Amount	5,895	5,018	5,543
Total comprehensive income, Tax Expense	1,410	1,129	1,288
Total comprehensive income: Net-of-Tax Amount	$ 4,485	$ 3,889	$ 4,255